Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	$ 2,733,648	$ 341,018
Long-term bank loans	13,392,567	14,316,256
Lease liabilities	1,079,975	1,299,468
Guarantee deposits	20,486	21,186
Total	17,226,676	15,977,928
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	2,733,648	341,018
Long-term bank loans	3,090,262	3,525,490
Lease liabilities	130,616	253,805
Total	5,954,526	4,120,313
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	5,243,541	6,678,601
Lease liabilities	95,654	149,308
Total	5,339,195	6,827,909
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	3,193,533	3,061,642
Lease liabilities	71,610	71,714
Total	3,265,143	3,133,356
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,865,231	1,050,523
Lease liabilities	782,095	824,641
Guarantee deposits	20,486	21,186
Total	$ 2,667,812	$ 1,896,350